Risk Management Activities and Derivative Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amounts recognized in accumulated other comprehensive income (loss)	¥ 237	¥ 185	¥ 156	¥ 324
Amounts expected to be recognized in earnings within the next twelve months	¥ 237	¥ 185
Period that hedges changes in cash flows related to risk of foreign currency rate	Two months